Stockholders' Deficit - Summary of Option Pricing Model (Detail)	9 Months Ended	11 Months Ended
	Sep. 30, 2023	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	1.05%	1.05%
Expected term (years)	6 years	6 years
Expected volatility	15.50%	15.50%
Expected dividends	0.00%	0.00%